Note 11 - Subsequent Events	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Subsequent Events [Text Block]

11. Subsequent Events

The following events occurred after June 30, 2021:

(a)

On August 12, 2021, the Company signed and drew a term loan facility with Piraeus Bank S.A., for the refinance of M/V “Blessed Luck”. This is an $8,000,000 loan drawn by Blessed Luck Shipowners Ltd., as a borrower. The loan is payable in twelve consecutive quarterly instalments, the first four in the amount of $750,000 each and the next eight in the amount of $250,000 each, followed by a balloon repayment of $3,000,000 to be paid together with the last instalment in August 2024. The loan bears interest at LIBOR plus a margin of 2.70%. The loan is secured with the following: (i) first priority mortgage over M/V “Blessed Luck”, (ii) first assignment of earnings and insurance and (iii) other covenants and guarantees similar to the remaining loans of the Company.

(b)

On August 16, 2021, the Company signed a contract to acquire M/V “Asia Ruby II”, a 62,996 dwt vessel built in 2014, for an amount of $24.3 million. The vessel was delivered to the Company on September 22, 2021 and was renamed M/V “Good Heart”. The acquisition cost was financed with a combination of debt (see paragraph (f)) and own funds.

(c)

In August 2021, the Company signed a term sheet with a commercial banking institution for a loan of $9.0 million for the refinancing of M/V “Pantelis” and M/V “Tasos”. The loan will be payable in 36 consecutive monthly instalments, the first eighteen of which amounting to $300,000 each and the remaining eighteen amounting to $200,000 each. The interest rate margin is 3.50% over LIBOR. The loan will be secured with (i) first priority mortgages over M/V “Pantelis” and M/V “Tasos”, (ii) first assignment of earnings and insurance of the aforementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The facility is subject to customary conditions precedent and the execution of definitive documentation.

(d)	During August and September 2021, the Company sold 211,945 shares of common stock through its at-the-market offering for gross proceeds net of commissions of $6,233,418.

(e)

On September 30, 2021, the Company fully repaid earlier than scheduled the amount of $8,700,000 for the term loan facility with the National Bank of Greece S.A. ("NBG") drawn by Light Shipping Ltd., Areti Shipping Ltd. and Pantelis Shipping Corp. regarding M/V "Pantelis", M/V "Tasos" and M/V "Starlight", comprising the last instalment and the balloon payment maturing in November 2021 (see Note 7 of the Company’s consolidated financial statements, included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2020).

(f)

On September 30, 2021, the Company signed and drew a term loan facility with NBG in order to refinance the existing indebtedness of M/V “Starlight” and to post-delivery finance part of the acquisition cost of M/V “Good Heart”. This is a $22,000,000 loan drawn by Light Shipping Ltd. and Good Heart Shipping Ltd. as borrowers. The loan is payable in 24 consecutive quarterly instalments, comprising four instalments of $1,000,000 each and eight instalments of $500,000 each, followed by an interim balloon payment of $2,400,000 payable together with the 12th installment, then twelve instalments of $150,000 each plus a balloon payment of $9,800,000 payable together with the last installment. The interest rate margin is 2.75% over LIBOR. The loan is secured with (i) first priority mortgages over M/V “Starlight” and M/V “Good Heart”, (ii) first assignment of earnings and insurance of the aforementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company.